Employee benefits - Summary of Assumptions Used in Accounting for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] - yr	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate	2.10%	2.40%	2.40%
Expected rate of increase in compensation level of covered employees	3.00%	2.00%	2.40%
Inflation increase	2.40%	2.60%	3.20%
Retiring today [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	21.0	21.0	21.3
Retiring today [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	23.3	23.2	23.4
Retiring in 20 years [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	22.4	22.4	22.5
Retiring in 20 years [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	25.2	25.1	25.1